Earnings per share (Details) $ / shares in Units, € in Millions, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€) shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 EUR (€) shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 EUR (€) shares	Dec. 31, 2015 USD ($) $ / shares shares
Earnings per share
Profit/(loss) attributable to ordinary equity holders	€ 54	$ 63	€ (67)	$ (74)	€ (140)	$ (157)
Weighted average number of ordinary shares for basic EPS | shares	229.6	229.6	202.0	202.0	202.0	202.0
Profit/(loss) per share | $ / shares		$ 0.27		$ (0.37)		$ (0.78)